Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on Higher of Outstanding Balance or Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Concentration Risk [Line Items]
Total Exposure	₨ 12,210,922.2	$ 161,969.9	₨ 10,532,317.6
Borrower 1
Concentration Risk [Line Items]
Total Exposure	244,582.8	3,244.2	152,598.3
Borrower 1 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	243,382.8		146,141.2
Borrower 1 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	1,200.0		6,457.1
Borrower 2
Concentration Risk [Line Items]
Total Exposure	180,405.1	2,393.0	142,578.4
Borrower 2 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	180,100.0		27,488.9
Borrower 2 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	305.1		115,089.5
Borrower 3
Concentration Risk [Line Items]
Total Exposure	164,349.6	2,180.0	120,317.1
Borrower 3 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	163,738.7		120,004.3
Borrower 3 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	610.9		312.8
Borrower 4
Concentration Risk [Line Items]
Total Exposure	149,853.6	1,987.7	93,471.4
Borrower 4 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	74,421.4		92,271.4
Borrower 4 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	75,432.2		1,200.0
Borrower 5
Concentration Risk [Line Items]
Total Exposure	135,455.0	1,796.7	80,041.1
Borrower 5 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	135,455.0		80,008.5
Borrower 5 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		32.6
Borrower 6
Concentration Risk [Line Items]
Total Exposure	87,586.0	1,161.8	72,447.9
Borrower 6 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	31,934.6		57,604.0
Borrower 6 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	55,651.4		14,843.9
Borrower 7
Concentration Risk [Line Items]
Total Exposure	78,583.2	1,042.4	67,754.9
Borrower 7 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	63,228.0		32,948.9
Borrower 7 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	15,355.2		34,806.0
Borrower 8
Concentration Risk [Line Items]
Total Exposure	75,257.5	998.2	66,446.8
Borrower 8 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	75,035.9		51,283.8
Borrower 8 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	221.6		15,163.0
Borrower 9
Concentration Risk [Line Items]
Total Exposure	75,210.5	997.6	66,115.6
Borrower 9 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	75,027.7		43,602.4
Borrower 9 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	182.8		22,513.2
Borrower 10
Concentration Risk [Line Items]
Total Exposure	73,489.4	$ 974.8	56,907.0
Borrower 10 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	51,361.3		30,559.1
Borrower 10 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	₨ 22,128.1		₨ 26,347.9